Commitment and Contingencies - Future Minimum Rental Payments (Details) $ in Millions	Dec. 31, 2021 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2022	$ 4.1
2023	5.1
2024	5.2
2025	5.2
2026	4.2
Thereafter	5.2
Total	$ 29.0